Inventories	12 Months Ended
Sep. 30, 2025
Inventories
Inventories

5.Inventories

The following table presents a breakdown of inventories:

	September 30,	September 30,
	2025	2024
Finished goods	$34,463	$55,754
Work-in-progress	29,414	417,890
Raw materials	455,732	59,519
Total	$519,609	$533,163

In Fiscal 2025, a total of $313,050 (2024 - $139,813) of inventories was included in profit or loss as an expense as part of cost of sales.

During the year ended September 30, 2025, the Company identified inventory items that were obsolete, no longer in use, or otherwise non-viable for production purposes valued at $151,316 (2024 - $113,283, 2023 - $nil) which were specifically considered impaired and subsequently written off to reflect their reduced value.